ACCOUNTS RECEIVABLE, NET (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable	$ 44,924	$ 52,368
Less: allowance for doubtful accounts	(6,713)	(4,391)
Accounts receivable, net	$ 38,211	$ 47,977